Concentrations and Risks (Tables)	12 Months Ended
Mar. 31, 2026
Concentrations and Risks [Abstract]
Schedule of the Customers

Details of the customers accounting for 10% or more of total revenue are as follows:

	For the years ended March 31,
	2026	2026	2025	2025	2024	2024
	$’000%		$’000%		$’000%
Customer A	480	*	637	23%	1,760	41%
Customer B	50	*	591	21%	-	-
Customer C - a related party	536	*	527	19%	815	19%
Customer D	-	-	388	14%	-	-
Customer E	-	-	309	11%	-	-
Customer F	-	-	-	-	1,100	26%
Customer G	7,131	25%	-	-	-	-
Customer H	6,588	23%	-	-	-	-
Customer I	4,146	15%	-	-	-	-

Details of the customers accounting for 10% or more of total receivables from customers are as follows:

	As of March 31,
	2026	2026	2025	2025
	$’000%		$’000%
Customer B	-	-	99	52%
Customer C - a related party	292	*	42	22%
Customer J	-	-	41	21%
Customer H	3,460	30%	-	-
Customer G	5,163	45%	-	-
Customer I	1,218	10%	-	-

Details of the customers accounting for 10% or more of total payables to customers are as follows:

	As of March 31,
	2026	2026	2025	2025
	$’000%		$’000%
Customer K	-	-	1,568	31%
Customer L	-	-	1,404	28%
Customer M	-	-	655	13%
Customer A	371	13%	-	-
*	Less than 10%

Schedule of the suppliers

Details of the customers accounting for 10% or more of total expenses are as follows:

	For the years ended March 31,
	2026	2026	2025	2025	2024	2024
	$’000%		$’000%		$’000%
Supplier A	18,628	47%	-	-	-	-

Details of the suppliers accounting for 10% or more of total payables to AI cloud service providers are as follows:

	As of March 31,
	2026	2026	2025	2025
	$’000%		$’000%
Supplier A	10,054	96%	-	-